Prudential Annuities Life Assurance Corporation
A Prudential Financial Company
One Corporate Drive
Shelton, Connecticut 06484
Telephone: 1-888-PRU-2888

Writer’s Direct Dial (203) 944-5336

September 3, 2013

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:           Definitive Prospectuses and Statements of Additional Information Filings Pursuant to Rule 497(j)

Investment Company Act No. 811-05438
333-96577	333-71672
333-71654	333-150220
333-71834	333-152411
333-08853

Dear Sir/Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
With respect to the Prospectuses and Statements of Additional Information ("SAIs") included in the above-referenced Registration Statements,  the form of Prospectuses and SAIs that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments and

2.	The text of the most recent post-effective amendments has been filed with the Commission electronically.

Sincerely,

/s/ William J. Evers

William J. Evers